COMMON STOCK (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF SHARE ISSUANCE

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E Optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF SHARE ISSUANCE

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800
Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800
Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800
Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000